Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CHILE
IfrsStatementLineItems [Line Items]
Income tax expense, percentage	5.30%	14.80%	0.20%